(Loss)/ Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Loss)/ Earnings Per Share
Partnership's Net income	$ 3,613	$ 3,613	$ 17,339
Less:
Net Income attributable to preferred unitholders	11,563	7,659	6,750
Net Income attributable to subordinated unitholders	0	0	1,208
General Partner's interest in Net Income	(8)	(4)	79
Net income/(loss) attributable to common unitholders	$ (7,942)	$ (4,042)	$ 9,302
Weighted average number of common units outstanding, basic and diluted	35,490,000	35,490,000	34,545,740
Earnings/ (Losses) per common unit, basic and diluted	$ (0.22)	$ (0.11)	$ 0.27